                                                               Michele H. Abate
                                                      Associate General Counsel

New England Life Insurance Company
One Financial Center
Boston, MA 02111

                                      September 6, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   New England Variable Annuity Separate Account
           File No. 811-08828

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2019 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File
No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

Sincerely,


/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
New England Life Insurance Company